Equity Accounted Investees and Joint Operations (Schedule of Composition of Investments) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments in equity accounted investees:
Purchase of share capital	₪ 16
Shareholder loans	141
Share in losses of equity accounted investees	(10)
Accumulated Interest	6
Other	(3)
Investments in equity accounted investees	₪ 150